Schedule of Stock Options Oustanding (Details) - 12 months ended Dec. 31, 2017	USD ($)	CAD ($)
Capital Stock Schedule Of Stock Options Oustanding 1	$ 54,000
Capital Stock Schedule Of Stock Options Oustanding 2		$ 0.50
Capital Stock Schedule Of Stock Options Oustanding 3	63,000
Capital Stock Schedule Of Stock Options Oustanding 4		0.15
Capital Stock Schedule Of Stock Options Oustanding 5	48,000
Capital Stock Schedule Of Stock Options Oustanding 6		0.225
Capital Stock Schedule Of Stock Options Oustanding 7	90,000
Capital Stock Schedule Of Stock Options Oustanding 8		0.50
Capital Stock Schedule Of Stock Options Oustanding 9	150,000
Capital Stock Schedule Of Stock Options Oustanding 10		0.30
Capital Stock Schedule Of Stock Options Oustanding 11	30,000
Capital Stock Schedule Of Stock Options Oustanding 12		0.50
Capital Stock Schedule Of Stock Options Oustanding 13	100,000
Capital Stock Schedule Of Stock Options Oustanding 14		0.225
Capital Stock Schedule Of Stock Options Oustanding 15	108,000
Capital Stock Schedule Of Stock Options Oustanding 16		0.15
Capital Stock Schedule Of Stock Options Oustanding 17	125,000
Capital Stock Schedule Of Stock Options Oustanding 18		0.65
Capital Stock Schedule Of Stock Options Oustanding 19	125,000
Capital Stock Schedule Of Stock Options Oustanding 20		0.27
Capital Stock Schedule Of Stock Options Oustanding 21	382,000
Capital Stock Schedule Of Stock Options Oustanding 22		0.15
Capital Stock Schedule Of Stock Options Oustanding 23	690,000
Capital Stock Schedule Of Stock Options Oustanding 24		0.30
Capital Stock Schedule Of Stock Options Oustanding 25	250,000
Capital Stock Schedule Of Stock Options Oustanding 26		0.20
Capital Stock Schedule Of Stock Options Oustanding 27	$ 400,000
Capital Stock Schedule Of Stock Options Oustanding 28		$ 0.40